RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Sep. 10, 2024
RELATED PARTIES (Details) [Line Items]
Loan agreement amount	$ 8,745,630	$ 4,606,083
full_Borrowings	$ 450,000
Fu Xiaowei [Member]
RELATED PARTIES (Details) [Line Items]
Loan agreement amount			$ 450,000
Notional amount			$ 336,331
Interest rate			8.00%